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                                           497(e) File Nos. 33-5819 and 811-5034

Supplement dated September 24, 1998 to Prospectus dated March 2, 1998

CitiFunds(SM) National Tax Free Income Portfolio

The "Prospectus Summary -- Dividends" section on page 3 of the Prospectus is replaced with the following:

    DIVIDENDS: Dividends, if any, are declared daily and paid monthly. Net capital gains, if any, are distributed annually. See "Dividends and Distributions."

The first sentence of the "Dividends and Distributons" section on page 12 of the Prospectus is replaced with the following:

    Substantially all of the Fund's net income from dividends and interest, if any, is declared daily and paid to its shareholders of record as a dividend monthly, on or about the last day of each month.
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                                           497(e) File Nos. 33-5819 and 811-5034

Supplement dated September 24, 1998 to Prospectus dated March 2, 1998

CitiFunds(SM) New York Tax Free Income Portfolio

The "Prospectus Summary -- Dividends" section on page 3 of the Prospectus is replaced with the following:

    DIVIDENDS: Dividends, if any, are declared daily and paid monthly. Net capital gains, if any, are distributed annually. See "Dividends and Distributions."

The first sentence of the "Dividends and Distributons" section on page 14 of the Prospectus is replaced with the following:

    Substantially all of the Fund's net income from dividends and interest, if any, is declared daily and paid to its shareholders of record as a dividend monthly, on or about the last day of each month.